Fair value measurement	6 Months Ended
Jun. 30, 2025
Disclosure of financial assets [abstract]
Fair value measurement
18. Fair value measurement
The reported amounts of derivative instruments, whether assets or liabilities, reflect their fair value at the reporting date.
The carrying amounts of cash and cash equivalents, financial assets and trade receivables, as adjusted for impairment where necessary as required by IFRS 9, approximate their estimated realizable value and their fair value. Lease liabilities are measured at their present value, while all other financial liabilities measured at amortized cost approximate their fair value.
For units in investment funds sensitivity has not been calculated as the valuation is made on the basis of the latest available net asset value (NAV).
Categories of financial assets and liabilities according to IFRS 7

The following tables provide a breakdown for financial assets by category at June 30, 2025:

	At June 30, 2025
	Financial assets					Fair value Level
(€ thousands)	FVPL	FVOCI	Amortized cost	Total	Note	1	2	3
Derivative financial instruments	—	32,169	—	32,169	12	—	32,169	—
Cash and cash equivalents	—	—	159,896	159,896		—	159,896	—
Trade receivables	—	—	209,462	209,462		—	209,462	—
Other non-current financial assets	5,820	—	33,535	39,355		—	33,989	5,366
Other current financial assets	58,958	10,622	1,749	71,329	13	14,056	6,058	51,215
Financial assets	64,778	42,791	404,642	512,211		14,056	441,574	56,581
The following table provides an additional breakdown for other current financial assets at June 30, 2025:

	At June 30, 2025
	Other current financial assets				Fair value Level
(€ thousands)	FVPL	FVOCI	Amortized cost	Total	1	2	3
Private equity	20,841	—	—	20,841	—	—	20,841
Hedge funds	10,666	—	—	10,666	—	—	10,666
Real estate funds	10,301	—	—	10,301	—	—	10,301
Private debt	9,693	—	—	9,693	—	286	9,407
Money market funds and floating income	4,023	4,239	—	8,262	4,239	4,023	—
Fixed income	—	6,383	—	6,383	6,383	—	—
Equity	3,434	—	—	3,434	3,434	—	—
Guarantee deposits	—	—	1,494	1,494	—	1,494	—
Financial receivables	—	—	255	255	—	255	—
Total other current financial assets	58,958	10,622	1,749	71,329	14,056	6,058	51,215

The following table presents the changes in level 3 items for the six months ended June 30, 2025:

(€ thousands)	Fair value Level 3
At December 31, 2024	59,356
Investments	2,219
Disposals	(5,853)
Fair value adjustments	2,851
Realized gains	145
Exchange rate losses	(2,137)
At June 30, 2025	56,581

The fair value of Level 2 items is mainly estimated on the basis of data provided by pricing services (non-active markets) and the fair value of Level 3 items is estimated on the basis of the last available net asset value (NAV).

The following tables provide a breakdown of financial assets by category at December 31, 2024:

	At December 31, 2024
	Financial assets					Fair value Level
(€ thousands)	FVPL	FVOCI	Amortized cost	Total	Note	1	2	3
Derivative financial instruments	—	1,711	—	1,711	12	—	1,711	—
Cash and cash equivalents	—	—	219,130	219,130		—	219,130	—
Trade receivables	—	—	248,790	248,790		—	248,790	—
Other non-current financial assets	5,880	—	35,606	41,486		—	36,196	5,290
Other current financial assets	61,415	12,224	3,630	77,269	13	15,428	7,775	54,066
Financial assets	67,295	13,935	507,156	588,386		15,428	513,602	59,356
The following table provides an additional breakdown for other current financial assets at December 31, 2024:

	At December 31, 2024
	Other current financial assets				Fair value Level
(€ thousands)	FVPL	FVOCI	Amortized cost	Total	1	2	3
Private equity	23,954	—	—	23,954	—	—	23,954
Private debt	10,395	—	—	10,395	—	281	10,114
Hedge funds	10,285	—	—	10,285	—	—	10,285
Real estate funds	9,713	—	—	9,713	—	—	9,713
Money market funds and floating income	3,864	5,785	—	9,649	5,785	3,864	—
Fixed income	—	6,439	—	6,439	6,439	—	—
Guarantee deposits	—	—	3,360	3,360	—	3,360	—
Equity	3,204	—	—	3,204	3,204	—	—
Financial receivables	—	—	270	270	—	270	—
Total other current financial assets	61,415	12,224	3,630	77,269	15,428	7,775	54,066

The fair value of Level 2 items is mainly estimated on the basis of data provided by pricing services (non-active markets) and the fair value of Level 3 items is estimated on the basis of the last available NAV.
The following tables provide a breakdown of financial liabilities by category at June 30, 2025:

	At June 30, 2025
	Financial liabilities					Fair value Level
(€ thousands)	FVPL	FVOCI	Amortized cost	Total	Note	1	2	3
Derivative financial instruments	—	5,132	—	5,132	12	—	5,132	—
Non-current borrowings	—	—	174,418	174,418	15	—	174,418	—
Current borrowings	—	—	174,235	174,235	15	—	174,235	—
Other non-current financial liabilities	118,560	—	—	118,560	16	—	118,560	—
Trade payables and customer advances	—	—	273,359	273,359		—	273,359	—
Lease liabilities – Current/Non-current	—	—	686,322	686,322	17	—	—	686,322
Financial liabilities	118,560	5,132	1,308,334	1,432,026		—	745,704	686,322

The following tables provide a breakdown of financial liabilities by category at December 31, 2024:

	At December 31, 2024
	Financial liabilities					Fair value Level
(€ thousands)	FVPL	FVOCI	Amortized cost	Total	Note	1	2	3
Derivative financial instruments	—	15,138	—	15,138	12	—	15,138	—
Non-current borrowings	—	—	196,401	196,401	15	—	196,401	—
Current borrowings	—	—	177,166	177,166	15	—	177,166	—
Other non-current financial liabilities	146,338	—	110	146,448	16	—	146,338	110
Trade payables and customer advances	—	—	309,771	309,771		—	309,771	—
Lease liabilities – Current / Non-current	—	—	661,685	661,685	17	—	—	661,685
Financial liabilities	146,338	15,138	1,345,133	1,506,609		—	844,814	661,795